UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

SMASH SERIES M PORTFOLIO

FORM NQ
JULY 31, 2008

SMASh Series M Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 77.4%
FHLMC — 13.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
$9,332	6.703% due 2/1/32 (a)	$9,475
551,501	5.500% due 11/1/35	541,069
12,303,822	Gold, 5.500% due 12/1/37	12,044,653
358,808	One Year CMT ARM, 6.031% due 3/1/33 (a)	364,934
560,402	STRIPS, IO, 5.637% due 5/1/37 (a)	567,419
	TOTAL FHLMC	13,527,550
FNMA — 57.4%
	Federal National Mortgage Association (FNMA):
5,500,000	5.000% due 8/18/23-9/11/38 (b)	5,296,515
14,400,000	5.500% due 8/18/23-9/11/38 (b)	14,166,390
2,200,000	6.000% due 8/18/23 (b)	2,246,407
34,286	5.060% due 5/1/32 (a)	34,795
140,230	5.593% due 7/1/32 (a)	140,729
166,937	5.015% due 1/1/33 (a)	166,828
24,957,404	5.000% due 1/1/35-3/1/38	23,790,313
2,375,821	5.500% due 11/1/36-8/1/37	2,331,056
4,680,824	6.000% due 6/1/37-12/1/47	4,696,548
1,000,000	4.500% due 8/13/38 (b)	915,938
5,100,000	6.500% due 9/11/38 (b)	5,220,329
	TOTAL FNMA	59,005,848
GNMA — 6.8%
	Government National Mortgage Association (GNMA):
2,800,000	5.000% due 8/20/38 (b)	2,704,187
2,400,000	6.000% due 8/20/38-9/22/38 (b)	2,422,830
1,800,000	6.500% due 8/20/38-9/22/38 (b)	1,850,469
	TOTAL GNMA	6,977,486
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $80,252,450)	79,510,884
ASSET-BACKED SECURITIES — 12.7%
FINANCIALS — 12.7%
Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 2.558% due 1/15/12 (a)	94,282
Home Equity — 10.2%
95,196	ABFS Mortgage Loan Trust, 2.961% due 4/25/34 (a)(c)	83,255
	ACE Securities Corp.:
124,886	2.591% due 2/25/31 (a)	97,288
159,622	2.861% due 8/25/45 (a)	145,375
36,882	AFC Home Equity Loan Trust, 2.761% due 6/25/30 (a)	24,269
92,031	Amortizing Residential Collateral Trust, 2.741% due 1/1/32 (a)(d)	62,590
14,148	Asset-Backed Securities Corp., Home Equity Loan Trust, 2.998% due 11/15/31 (a)	12,409
600,000	Bayview Financial Acquisition Trust, 2.925% due 2/28/40 (a)(c)(d)	450,288
	Bear Stearns Asset-Backed Securities Trust:
174,853	2.811% due 9/25/34 (a)	170,792
229,165	2.741% due 2/25/36 (a)	211,222
173,263	3.711% due 8/25/37 (a)	148,167
83,231	Bravo Mortgage Asset Trust, 2.591% due 7/25/36 (a)(c)(d)	81,345
45,804	CDC Mortgage Capital Trust, 3.081% due 1/25/33 (a)	36,943
717,287	Citigroup Mortgage Loan Trust Inc., 2.861% due 11/25/46 (a)(c)(d)	403,926
	Countrywide Asset-Backed Certificates:
93,414	3.121% due 4/25/32 (a)	84,965

See Notes to Schedule of Investments.

1

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Home Equity — 10.2% (continued)
$17,598	3.201% due 2/25/33 (a)	$14,749
263,921	2.710% due 8/26/33 (a)	241,948
231,681	Countrywide Home Equity Loan Trust, 5.900% due 8/15/37 (a)(d)	161,690
	Ellington Loan Acquisition Trust:
227,009	3.461% due 5/26/37 (a)(c)	208,903
200,000	3.711% due 5/29/37 (a)(c)	109,594
323,707	EMC Mortgage Loan Trust, 2.911% due 12/25/42 (a)(c)	269,480
110,785	FBR Securitization Trust, 2.721% due 10/25/35 (a)	107,893
191,695	Fremont Home Loan Trust, 2.561% due 8/25/36 (a)	178,932
	GMAC Mortgage Corp. Loan Trust:
223,644	3.211% due 2/25/31 (a)(c)	178,410
171,594	2.671% due 11/25/36 (a)	87,083
190,100	2.531% due 12/25/36 (a)	96,934
	GSAA Home Equity Trust:
2,880,000	2.781% due 4/25/47 (a)	872,247
2,780,000	2.761% due 5/25/47 (a)	999,101
180,762	GSAMP Trust, 2.861% due 2/25/33 (a)	136,847
28,234	Indymac Residential Asset Backed Trust, 2.501% due 8/25/36 (a)	28,173
	Lehman XS Trust:
133,442	2.551% due 2/25/37 (a)	121,461
155,249	2.591% due 6/25/37 (a)	133,045
867,310	Merrill Lynch First Franklin Mortgage Loan Trust, 3.961% due 10/25/37
	(a)(d)	724,863
10,670	Morgan Stanley ABS Capital I, 2.781% due 3/25/35 (a)	10,532
11,649	Morgan Stanley Ixis Real Estate Capital Trust, 2.491% due 7/25/36 (a)	11,631
	Morgan Stanley Mortgage Loan Trust:
125,617	2.551% due 9/25/36 (a)	108,844
64,592	2.581% due 10/25/36 (a)	61,756
140,234	Natixis Real Estate Capital Trust, 2.591% due 7/25/37 (a)	123,303
	RAAC Series:
91,099	2.731% due 5/25/36 (a)(c)	76,535
1,754,313	3.661% due 9/25/47 (a)(d)	1,473,623
20,444	Renaissance Home Equity Loan Trust, 2.891% due 6/25/33 (a)	15,701
39,859	SACO I Trust, 2.811% due 9/25/35 (a)	29,304
663,284	Securitized Asset Backed Receivables LLC, 2.691% due 2/25/37 (a)	406,124
160,450	SG Mortgage Securities Trust, 2.701% due 12/25/36 (a)(d)	115,450
6,626	Southern Pacific Secured Assets Corp., 2.801% due 7/25/29 (a)	5,088
	Structured Asset Securities Corp.:
82,333	2.761% due 4/25/31 (a)(c)(d)	63,073
1,423,690	2.711% due 11/25/37 (a)(d)	1,262,358
52,328	Wachovia Asset Securitization Inc., 2.891% due 12/25/32 (a)	39,673
	Total Home Equity	10,487,182
Manufactured Housing — 0.9%
710,000	Bank of America Manufactured Housing Contract Trust, 6.900% due 4/10/28 (a)	936,066
Student Loan — 1.5%
110,241	MSCC HELOC Trust, 2.651% due 7/25/17 (a)	75,025
	Nelnet Student Loan Trust:
5,207	2.811% due 12/22/14 (a)	5,203
1,300,000	4.280% due 4/25/24 (a)(d)	1,310,920
3,710	Residential Asset Mortgage Products Inc., 3.141% due 3/25/33 (a)	1,964
119,615	SLM Student Loan Trust, 2.790% due 7/25/17 (a)	119,162
	Total Student Loan	1,512,274
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $16,455,415)	13,029,804

See Notes to Schedule of Investments.

2

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1%
$49,698	Adjustable Rate Mortgage Trust, 4.795% due 1/25/36 (a)	$46,180
127,574	American Home Mortgage Assets, 2.651% due 9/25/46 (a)	78,231
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46	284,311
	Banc of America Funding Corp.:
117,168	4.541% due 6/20/35 (a)	62,924
2,311,162	5.990% due 5/20/36 (a)	1,534,178
2,281,804	BCAP LLC Trust, 2.651% due 10/25/36 (a)	1,451,477
1,756,433	Bear Stearns Alt-A Trust, 2.811% due 9/25/34 (a)	1,217,153
	Bear Stearns ARM Trust:
63,722	4.265% due 1/25/35 (a)	63,298
153,150	4.702% due 1/25/35 (a)	148,114
823,783	Bear Stearns Second Lien Trust, 2.681% due 12/25/36 (a)(c)	545,535
	Bear Stearns Structured Products Inc.:
1,337,601	3.061% due 9/25/37 (a)(c)(d)	1,271,671
332,718	2.810% due 12/31/37 (a)(c)(d)	330,662
242,611	Chevy Chase Mortgage Funding Corp., 2.741% due 1/25/35 (a)(c)	215,160
1,603,021	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31 (c)	1,652,153
	Countrywide Alternative Loan Trust:
158,985	2.701% due 6/25/35 (a)	103,538
122,806	2.688% due 7/20/35 (a)	82,438
64,832	2.688% due 5/20/46 (a)	26,406
210,636	2.651% due 9/25/46 (a)	102,144
185,273	2.591% due 3/25/47 (a)	114,518
	Countrywide Home Loans:
384,533	2.861% due 9/25/35 (a)(c)	336,260
50,689	2.711% due 3/25/36 (a)	31,544
169,202	Mortgage Pass-Through Trust, 2.761% due 5/25/35 (a)	110,715
161,960	Credit Suisse First Boston Mortgage Securities Corp., 3.111% due 11/25/31 (a)	145,521
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.658% due 3/15/39 (a)	1,910,459
531,000	5.467% due 9/15/39	496,662
1,090,000	Deutsche Mortgage Securities Inc., 5.088% due 6/26/35 (a)(c)	922,804
	Downey Savings & Loan Association Mortgage Loan Trust:
2,986,899	2.758% due 8/19/45 (a)(d)	2,062,125
353,148	4.211% due 3/19/47 (a)	159,082
	GSMPS Mortgage Loan Trust:
826,564	2.811% due 3/25/35 (a)(c)	757,724
168,328	2.811% due 9/25/35 (a)(c)	143,713
	GSR Mortgage Loan Trust:
87,424	6.689% due 12/25/34 (a)	81,853
123,622	2.901% due 5/25/35 (a)	91,170
	Harborview Mortgage Loan Trust:
175,693	2.658% due 5/19/47 (a)	140,575
184,941	2.678% due 7/19/47 (a)	112,237
249,473	3.461% due 11/25/47 (a)	169,642
616,630	IMPAC Secured Assets Corp., 2.781% due 3/25/36 (a)	451,199
611,118	Indymac INDA Mortgage Loan Trust, 6.255% due 11/25/37 (a)	534,009
	Indymac Index Mortgage Loan Trust:
92,718	2.761% due 7/25/35 (a)	57,622
201,823	2.661% due 6/25/47 (a)	124,211
554,259	La Hipotecaria SA, 5.500% due 12/23/36 (a)(c)(d)	487,543
	Lehman XS Trust:
318,753	2.761% due 11/25/35 (a)	202,214
164,614	2.721% due 2/25/46 (a)	101,139
357,104	2.681% due 4/25/46 (a)	192,751

See Notes to Schedule of Investments.

3

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
	Luminent Mortgage Trust:
$82,185	2.631% due 12/25/36 (a)	$51,897
169,381	2.651% due 5/25/46 (a)	106,758
	MASTR ARM Trust:
302,823	4.190% due 5/25/34 (a)	298,195
135,551	4.988% due 9/25/35 (a)	91,460
2,136,038	5.649% due 11/25/35 (a)(c)	1,708,830
947,202	2.661% due 5/25/47 (a)	587,672
200,000	2.761% due 5/25/47 (a)	69,836
2,389,203	Merrill Lynch Mortgage Investors Trust, 5.844% due 3/25/36 (a)	1,665,906
373,152	Morgan Stanley Mortgage Loan Trust, 2.681% due 2/25/47 (a)	198,616
61,997	Provident Funding Mortgage Loan Trust, 5.737% due 5/25/35 (a)	58,620
	Residential Accredit Loans Inc.:
196,069	2.711% due 2/25/36 (a)	81,602
2,580,000	6.000% due 8/25/36	1,789,230
2,405,310	2.821% due 1/25/37 (a)	1,558,966
181,442	2.611% due 2/25/37 (a)	112,790
95,665	Structured Adjustable Rate Mortgage Loan Trust, 2.781% due 10/25/35 (a)	59,970
	Structured Asset Mortgage Investments Inc.:
345,243	2.691% due 2/25/36 (a)	213,822
353,137	2.671% due 4/25/36 (a)	220,106
382,827	2.671% due 8/25/36 (a)	239,049
309,811	2.661% due 9/25/37 (a)	298,606
	Thornburg Mortgage Securities Trust:
435,898	6.214% due 9/25/37 (a)	384,693
421,775	6.216% due 9/25/37 (a)	367,976
230,503	2.721% due 10/25/45 (a)	229,664
494,626	2.566% due 5/25/46 (a)	473,301
544,321	2.571% due 6/25/46 (a)	540,437
713,713	2.631% due 11/25/46 (a)	706,763
	WaMu Mortgage Pass-Through Certificates:
1,060,000	5.953% due 8/25/36 (a)	869,200
130,579	2.781% due 1/25/45 (a)	92,534
2,487,646	2.731% due 7/25/45 (a)	1,322,443
244,429	4.361% due 1/25/46 (a)	160,521
265,689	4.251% due 9/25/46 (a)	132,845
1,213,426	4.041% due 6/25/47 (a)	779,247
	Washington Mutual Inc.:
561,142	2.861% due 1/25/45 (a)	310,978
526,291	2.781% due 7/25/45 (a)	362,867
174,174	2.731% due 12/25/45 (a)	108,209
261,261	2.751% due 12/25/45 (a)	159,669
587,658	Zuni Mortgage Loan Trust, 2.591% due 8/25/36 (a)	558,851
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $42,504,745)	36,124,994
CORPORATE BONDS & NOTES — 0.3%
FINANCIALS — 0.2%
Thrifts & Mortgage Finance — 0.2%
200,000	Countrywide Financial Corp., 3.022% due 3/24/09 (a)	196,177
INDUSTRIALS — 0.1%
Airlines — 0.1%
84,027	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11	76,465
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $272,551)	272,642

See Notes to Schedule of Investments.

4

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATION — 2.6%
FHLMC — 2.6%
$3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes,
	5.000% due 12/14/18 (Cost - $2,947,967)	$2,705,115
Shares
PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Thrifts & Mortgage Finance — 0.7%
25,625	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)	434,344
18,525	Federal National Mortgage Association (FNMA), 8.250%	311,035
	TOTAL PREFERRED STOCKS
	(Cost — $1,103,750)	745,379
Contracts
PURCHASED OPTIONS — 0.0%
2,000	U.S. Treasury Notes 5 Year Futures, Put @ $110.5, expires 8/22/08	672
300,000	U.S. Treasury Notes 10 Year Futures, Call @ $124.00, expires 8/22/08	4,687
	TOTAL PURCHASED OPTIONS
	(Cost — $16,666)	5,359
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $143,553,544)	132,394,177
Face
Amount
SHORT-TERM INVESTMENTS — 5.1%
U.S. Government Agency — 1.2%
$1,209,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.262%-
	2.088% due 12/15/08 (e)(f)
	(Cost - $1,200,960)	1,197,696
Repurchase Agreement — 3.9%
4,000,000	Morgan Stanley repurchase agreement dated 7/31/08, 2.100% due 8/1/08;
	Proceeds at maturity - $4,000,233; (Fully collateralized by U.S.
	government agency obligation, 5.750% due 6/30/25; Market value -
	$4,080,000) (Cost - $4,000,000)	4,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $5,200,960)	5,197,696
	TOTAL INVESTMENTS — 133.9% (Cost — $148,754,504#)	137,591,873
	Liabilities in Excess of Other Assets — (33.9)%	(34,846,814)
	TOTAL NET ASSETS — 100.0%	$102,745,059

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARM CMT HELOC IO MASTR STRIPS	- - - - - -

Adjustable Rate Mortgage
Constant Maturity Treasury
Home Equity Line of Credit
Interest Only
Mortgage Asset Securitization Transactions Inc.
Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

5

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Schedule of Written Options
		Expiration	Strike
Contracts	Security	Date	Price	Value
10	Eurodollar Futures, Put	9/15/08	$ 97.00	$1,062
50	Eurodollar Futures, Put	9/15/08	96.63	1,875
85	Eurodollar Futures, Put	9/15/08	97.75	119,531
20	U.S. Treasury Bonds Futures, Call	8/22/08	118.00	5,938
10	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	117.00	2,031
10	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	115.00	8,438
60	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	116.50	16,875
40	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	116.00	17,500
35	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	115.50	19,688
40	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	114.50	41,875
25	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	113.50	42,578
142	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	114.00	193,031
20	U.S. Treasury Notes 10 Year Futures, Call	11/21/08	117.00	13,750
31	U.S. Treasury Notes 10 Year Futures, Call	11/21/08	115.50	35,359
30	U.S. Treasury Notes 10 Year Futures, Put	8/22/08	111.00	1,875
20	U.S. Treasury Notes 10 Year Futures, Put	8/22/08	111.50	1,875
40	U.S. Treasury Notes 10 Year Futures, Put	11/21/08	108.00	13,125
	Total Written Options
	(Premiums Received — $452,957)			$536,406

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase

Notes to Schedule of Investments (unaudited) (continued)

substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Stripped Securities. The Portfolio invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(g) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

Notes to Schedule of Investments (unaudited) (continued)

(i) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS swap involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(j) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(k) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 271,481
Gross unrealized depreciation	(11,434,112)
Net unrealized depreciation	$(11,162,631)

At July 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
Eurodollar	60	9/08	$14,537,525	$14,578,500	$40,975
Eurodollar	214	12/08	51,866,195	51,897,675	31,480
Eurodollar	338	3/09	81,759,465	81,893,175	133,710
Eurodollar	65	6/09	15,879,388	15,720,250	(159,138)
Eurodollar	15	12/09	3,596,762	3,606,000	9,238
U.S. Treasury Bonds	4	9/08	453,833	462,000	8,167
U.S. Treasury 2-Year Notes	102	9/08	21,533,666	21,624,000	90,334
					154,766
Contracts to Sell:
U.S. Treasury 10-Year Notes	134	9/08	$15,373,158	$15,386,969	$(13,811)
Net Unrealized Gain on Open Futures Contracts					$140,955

During the period ended July 31, 2008, written option transactions for the Portfolio were as follows:

	Number of Contracts /
	Notional Par ($)	Premiums Received
Written options, outstanding September 30, 2007	156	$80,317
Options written	8,203,001	2,000,638
Options closed	(600,842)	(650,174)
Options expired	(7,601,647)	(977,824)
Written options, outstanding July 31, 2008	668	$452,957

At July 31, 2008, the Portfolio held TBA securities with a total cost of $34,729,356.

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2008, the Portfolio held the following swap contracts:

			PAYMENTS	PAYMENTS	UNREALIZED
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	MADE BY THE	RECEIVED BY	APPRECIATION/
(REFERENCE ENTITY)	AMOUNT	DATE	PORTFOLIO	THE PORTFOLIO	(DEPRECIATION)
Interest Rate Swaps:
Barclay’s Capital Inc.	$1,005,000	5/31/12	3-Month LIBOR	4.400%	$ 14,401
Credit Suisse First Boston Inc.	3,000,000	6/2/20	5.223%	3-Month LIBOR	(22,266)
Credit Suisse First Boston Inc.	12,400,000	6/2/12	3-Month LIBOR	4.790%	45,923
Lehman Brothers Inc.	650,000	6/16/20	5.247%	3-Month LIBOR	(4,682)
Lehman Brothers Inc.	2,670,000	6/16/12	3-Month LIBOR	4.950%	16,957
Lehman Brothers Inc.	1,340,000	6/17/12	3-Month LIBOR	5.140%	13,013
Lehman Brothers Inc.	330,000	6/17/20	5.329%	3-Month LIBOR	(4,343)
					59,003
Credit Default Swaps:
Barclay’s Capital Inc. (CDX North America Crossover Index)	100,000	6/20/12	(a)	0.750% quarterly	$ (7,557)
Barclay’s Capital Inc. (CDX North America Crossover Index)	500,000	6/20/12	(a)	0.750% quarterly	(36,302)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,500,000	6/20/12	(a)	0.750% quarterly	(105,938)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	12/20/12	(a)	1.400% quarterly	(26,594)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	(a)	0.350% quarterly	(22,464)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	(a)	0.750% quarterly	(59,857)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	(a)	0.750% quarterly	(75,767)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	(a)	0.750% quarterly	(50,519)
Barclay’s Capital Inc. (CDX North America Crossover Index)	1,000,000	6/20/12	(a)	0.750% quarterly	(67,902)
Barclay’s Capital Inc. (CDX North America Crossover Index)	2,000,000	6/20/12	(a)	0.750% quarterly	(95,581)
Barclay’s Capital Inc. (CDX North America Crossover Index)	3,000,000	12/20/12	(a)	0.600% quarterly	32,796
					(515,685)
Net Unrealized Depreciation on Open Swap Contracts					$(456,682)

(a) As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

4. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2008